Shareholder Report, Line Graph (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Nov. 16, 2015
Aspiration Redwood Fund
Account Value [Line Items]
Account Value	$ 27,233	$ 22,123	$ 18,910	$ 22,650	$ 16,981	$ 15,442	$ 15,000	$ 13,480	$ 10,810	$ 10,000
S&P 500 Index
Account Value [Line Items]
Account Value	$ 32,932	$ 24,152	$ 19,859	$ 23,495	$ 18,072	$ 15,694	$ 15,054	$ 12,767	$ 10,764	$ 10,000